Expense Example - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - Fidelity Advisor Emerging Asia Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Emerging Asia Fund - Class A
Expense Example:
1 year	$ 697
3 years	955
5 years	1,232
10 years	2,021
Fidelity Advisor Emerging Asia Fund - Class C
Expense Example:
1 year	304
3 years	630
5 years	1,083
10 years	2,147
Fidelity Advisor Emerging Asia Fund - Class M
Expense Example:
1 year	499
3 years	813
5 years	1,150
10 years	2,099
Fidelity Advisor Emerging Asia Fund - Class I
Expense Example:
1 year	101
3 years	315
5 years	547
10 years	1,213
Fidelity Advisor Emerging Asia Fund - Class Z
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	$ 1,061